UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08342
Investment Company Act File Number

Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Global Macro Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.7%

	Principal
Security	Amount		U.S. $ Value
Brazil — 0.6%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,559,105	$6,205,001

Total Brazil (identified cost $5,758,782)			$6,205,001

Costa Rica — 0.2%

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	2,209,591,430	$1,750,996
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	258,883,552	216,737

Total Costa Rica (identified cost $2,588,945)			$1,967,733

Georgia — 0.5%

Republic of Georgia, 7.50%, 4/15/13	USD	5,944,000	$5,116,595

Total Georgia (identified cost $4,163,855)			$5,116,595

Ghana — 0.5%

Ghana Government Bond, 13.00%, 8/2/10	GHS	600,000	$373,086
Ghana Government Bond, 13.50%, 3/30/10	GHS	980,000	625,879
Ghana Government Bond, 13.67%, 6/11/12(4)	GHS	4,300,000	2,434,748
Ghana Government Bond, 13.69%, 3/15/10	GHS	1,900,000	1,217,991

Total Ghana (identified cost $8,306,681)			$4,651,704

Indonesia — 1.3%

Republic of Indonesia, 6.875%, 1/17/18(5)	USD	2,300,000	$2,340,250
Republic of Indonesia, 11.625%, 3/4/19(6)	USD	7,440,000	10,044,000

Total Indonesia (identified cost $9,386,034)			$12,384,250

	Principal
Security	Amount		U.S. $ Value
Iraq — 0.3%

Republic of Iraq, 5.80%, 1/15/28(5)	USD	4,460,000	$3,066,250

Total Iraq (identified cost $2,502,847)			$3,066,250

Ivory Coast — 0.1%

Ivory Coast, 4.00%, 3/31/28(7)	USD	2,296,000	$843,879

Total Ivory Coast (identified cost $837,136)			$843,879

Macedonia — 0.8%

Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$7,688,851

Total Macedonia (identified cost $5,563,787)			$7,688,851

Poland — 1.0%

Poland Government Bond, 3.00%, 8/24/16(8)	PLN	29,926,330	$9,685,513

Total Poland (identified cost $8,327,504)			$9,685,513

South Korea — 0.4%

Republic of South Korea, 7.125%, 4/16/19	USD	3,770,000	$4,240,063

Total South Korea (identified cost $3,734,994)			$4,240,063

Turkey — 5.3%

Turkey Government Bond, 9.00%, 5/21/14(9)	TRY	12,606,038	$9,105,626
Turkey Government Bond, 10.00%, 2/15/12(10)	TRY	20,307,086	14,619,942
Turkey Government Bond, 12.00%, 8/14/13(11)	TRY	35,205,170	27,691,207

Total Turkey (identified cost $41,904,604)			$51,416,775

	Principal
Security	Amount		U.S. $ Value
Uruguay — 0.7%

Republic of Uruguay, 5.00%, 9/14/18(12)	UYU	166,207,187	$6,545,280

Total Uruguay (identified cost $6,885,213)			$6,545,280

Total Foreign Government Bonds (identified cost $99,960,382)			$113,811,894

Foreign Corporate Bonds & Notes — 0.9%

	Principal
Security	Amount		U.S. $ Value
Chile — 0.4%

JP Morgan Chilean Inflation Linked Note, 3.80%, 11/17/15(13)	USD	3,505,838	$3,698,723

Total Chile (identified cost $3,000,000)			$3,698,723

Indonesia — 0.0%

APP Finance VI, 0.00%, 11/18/12(7)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(7)	USD	2,000,000	10,000

Total Indonesia (identified cost $2,982,924)			$30,000

Kazakhstan — 0.5%

Kazkommerts International, 7.875%, 4/7/14(5)	USD	7,500,000	$4,987,500

Total Kazakhstan (identified cost $6,178,509)			$4,987,500

Total Foreign Corporate Bonds & Notes (identified cost $12,161,433)			$8,716,223

Debt Obligations - United States — 71.7%

	Principal
Security	Amount	U.S. $ Value
Corporate Bonds & Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19	$500,000	$608,069
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	982,078

Total Corporate Bonds & Notes (identified cost $1,528,882)		$1,590,147

Mortgage-Backed Securities — 71.3%

	Principal
Security	Amount	U.S. $ Value
Collateralized Mortgage Obligations — 9.2%
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$459,940	$467,478
Series 1548, Class Z, 7.00%, 7/15/23	598,255	631,887
Series 1650, Class K, 6.50%, 1/15/24	3,805,562	4,107,901
Series 1817, Class Z, 6.50%, 2/15/26	509,668	542,824
Series 1927, Class ZA, 6.50%, 1/15/27	2,033,308	2,177,942
Series 2127, Class PG, 6.25%, 2/15/29	2,429,373	2,578,628

		$10,506,660

Federal National Mortgage Association:
Series 1992-180, Class F, 1.463%, 10/25/22(14)	$1,972,505	$2,011,594
Series 1993-16, Class Z, 7.50%, 2/25/23	1,935,299	2,142,305
Series 1993-79, Class PL, 7.00%, 6/25/23	1,500,924	1,645,618
Series 1993-104, Class ZB, 6.50%, 7/25/23	613,760	663,550
Series 1993-121, Class Z, 7.00%, 7/25/23	9,515,310	10,440,480
Series 1993-141, Class Z, 7.00%, 8/25/23	1,522,297	1,664,339
Series 1994-42, Class ZQ, 7.00%, 4/25/24	9,424,658	10,290,146
Series 1994-79, Class Z, 7.00%, 4/25/24	1,838,539	2,017,486
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,277,577	1,439,070
Series 1996-35, Class Z, 7.00%, 7/25/26	460,647	503,305
Series 1998-16, Class H, 7.00%, 4/18/28	1,414,181	1,549,479
Series 1999-25, Class Z, 6.00%, 6/25/29	4,127,350	4,388,156
Series 2000-2, Class ZE, 7.50%, 2/25/30	540,268	597,507
Series 2000-49, Class A, 8.00%, 3/18/27	1,537,725	1,731,769
Series 2001-37, Class GA, 8.00%, 7/25/16	190,148	207,044
Series G48, Class Z, 7.10%, 12/25/21	1,463,511	1,595,986
Series G93-1, Class K, 6.675%, 1/25/23	2,167,748	2,333,472
Series G93-31, Class PN, 7.00%, 9/25/23	6,923,749	7,536,089
Series G93-41, Class ZQ, 7.00%, 12/25/23	13,881,393	15,131,958

		$67,889,353

Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,232,980	$1,342,432
Series 1999-42, Class Z, 8.00%, 11/16/29	3,170,634	3,548,898
Series 2001-35, Class K, 6.45%, 10/26/23	509,483	547,432
Series 2002-48, Class C, 6.00%, 9/16/30	4,670,939	4,817,333

		$10,256,095

Total Collateralized Mortgage Obligations (identified cost $85,220,416)		$88,652,108

Commercial Mortgage-Backed Securities — 3.3%
CD, Series 2007-CD4, Class A4, 5.322%, 12/11/49	$3,330,000	$2,647,951
COMM, Series 2007-C9, Class A4, 5.816%, 12/10/49(15)	5,000,000	4,263,463
GCCFC, Series 2007-GG9, Class A4, 5.444%, 3/10/39	5,000,000	4,260,747

	Principal
Security	Amount	U.S. $ Value
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44(15)	$9,960,000	$6,586,427
JPMCC, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	1,600,000	1,372,428
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(15)	7,000,000	7,006,826
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(15)	6,000,000	5,822,756

Total Commercial Mortgage-Backed Securities (identified cost $32,822,849)		$31,960,598

Mortgage Pass-Throughs — 58.8%
Federal Home Loan Mortgage Corp.:
2.956%, with maturity at 2035(16)	$9,315,087	$9,489,572
3.503%, with maturity at 2029(16)	2,033,313	2,069,797
4.331%, with maturity at 2030(16)	2,698,344	2,789,415
4.904%, with maturity at 2023(16)	852,987	877,544
5.00%, with various maturities to 2019	11,349,881	11,959,154
5.50%, with various maturities to 2013	11,166,076	11,708,383
6.00%, with various maturities to 2029(17)	9,066,114	9,644,622
6.50%, with various maturities to 2024	5,339,786	5,756,281
7.00%, with various maturities to 2035	14,260,602	15,628,873
7.31%, with maturity at 2026	433,534	482,976
7.50%, with various maturities to 2035	26,064,341	29,020,052
7.95%, with maturity at 2022	624,673	705,417
8.00%, with various maturities to 2030	3,248,296	3,669,676
8.15%, with maturity at 2021	360,382	411,014
8.30%, with maturity at 2021	240,606	265,911
8.47%, with maturity at 2018	310,082	349,594
8.50%, with various maturities to 2028	1,903,273	2,178,056
9.00%, with various maturities to 2027	3,664,648	4,221,389
9.50%, with various maturities to 2027	375,745	443,109
9.75%, with various maturities to 2020	9,351	10,410
10.00%, with various maturities to 2020	1,292,792	1,446,119
10.50%, with maturity at 2021	627,810	726,891
11.00%, with maturity at 2016	919,580	1,029,978
13.25%, with maturity at 2013	1,062	1,139

		$114,885,372

Federal National Mortgage Association:
2.63%, with various maturities to 2035(16)	$35,284,992	$36,090,909
2.78%, with maturity at 2025(16)	2,156,927	2,207,042
2.877%, with various maturities to 2033(16)	27,666,807	28,235,491
2.879%, with maturity at 2035(16)	7,866,774	8,032,547
2.98%, with maturity at 2024(16)	1,718,458	1,765,288
3.054%, with maturity at 2022(16)	3,661,765	3,728,360
3.916%, with maturity at 2035(16)	20,552,239	21,245,888
3.983%, with maturity at 2028(16)	340,324	348,939
4.388%, with maturity at 2035(16)	15,668,091	16,196,897
4.784%, with maturity at 2023(16)	197,759	203,342
5.00%, with various maturities to 2018(17)	29,790,479	31,419,450

	Principal
Security	Amount	U.S. $ Value
5.50%, with various maturities to 2018(17)	$4,818,283	$5,101,670
6.00%, with maturity at 2030	5,579,264	5,892,328
6.321%, with maturity at 2032(16)	6,559,244	6,780,622
6.50%, with various maturities to 2030(17)	34,773,745	37,334,918
6.858%, with maturity at 2025(16)	745,920	789,043
7.00%, with various maturities to 2033	74,510,927	81,258,180
7.50%, with various maturities to 2034	31,803,260	35,133,543
8.00%, with various maturities to 2030	11,453,757	12,831,998
8.50%, with various maturities to 2032	11,085,648	12,747,315
9.00%, with various maturities to 2032	3,480,503	4,017,618
9.00%, with maturity at 2010(15)	7,208	7,347
9.046%, with maturity at 2028(15)	1,083,719	1,241,109
9.50%, with various maturities to 2031	5,428,558	6,331,956
10.50%, with maturity at 2029	652,372	770,640
11.00%, with maturity at 2016	68,478	75,520
11.031%, with maturity at 2027(15)	1,091,387	1,255,132
11.50%, with maturity at 2031	804,750	983,631

		$362,026,723

Government National Mortgage Association:
4.125%, with maturity at 2024(16)	$849,294	$877,864
6.50%, with various maturities to 2024	3,068,442	3,307,560
7.00%, with various maturities to 2033	29,402,812	32,330,922
7.50%, with various maturities to 2031	11,756,456	13,147,113
7.75%, with maturity at 2019	41,258	46,283
8.00%, with various maturities to 2034	32,558,259	36,715,730
8.30%, with various maturities to 2020	220,138	246,532
8.50%, with various maturities to 2021	2,172,043	2,443,275
9.00%, with various maturities to 2025	700,793	807,388
9.50%, with various maturities to 2026	2,276,646	2,712,920

		$92,635,587

Total Mortgage Pass-Throughs (identified cost $551,091,431)		$569,547,682

Total Mortgage-Backed Securities (identified cost $669,134,696)		$690,160,388

U.S. Treasury Obligations — 0.2%

	Principal
Security	Amount	U.S. $ Value
United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,042,345

Total U.S. Treasury Obligations (identified cost $1,771,451)		$2,042,345

Total Debt Obligations — United States (identified cost $672,435,029)		$693,792,880

Common Stocks — 0.4%

Security	Shares	U.S. $ Value
China — 0.2%

Commercial Banks — 0.2%
Industrial & Commercial Bank of China, Ltd., Class H	2,191,752	$1,573,813

		$1,573,813

Professional Services — 0.0%
APP China	8,155	$326,200

		$326,200

Total China (identified cost $2,395,650)		$1,900,013

United Arab Emirates — 0.2%

Commercial Banks — 0.1%
Abu Dhabi Commercial Bank	423,280	$216,974
First Gulf Bank (PJSC)	110,000	514,546
National Bank of Abu Dhabi (PJSC)	39,600	148,169
Union National Bank	330,000	334,453

		$1,214,142

Diversified Financial Services — 0.0%
Waha Capital (PJSC)	997,500	$222,960

		$222,960

Hotels, Restaurants & Leisure — 0.0%
Abu Dhabi National Hotels	58,330	$68,287

		$68,287

Real Estate Management & Development — 0.1%
Aldar Properties (PJSC)	240,000	$264,077
Sorouh Real Estate Co.	340,000	269,147

		$533,224

Total United Arab Emirates (identified cost $1,724,738)		$2,038,613

Total Common Stocks (identified cost $4,120,388)		$3,938,626

Investment Companies — 0.1%

Description	Shares	U.S. $ Value
BlackRock Global Floating Rate Income Trust	23,540	$271,416
First Trust/Four Corners Senior Floating Rate Income Fund II	15,000	158,850
ING Prime Rate Trust	30,000	135,600
Nuveen Senior Income Fund	29,830	153,625

Total Investment Companies (identified cost $603,236)		$719,491

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
Japanese Yen Put Option	JPY	2,857,000	106.91	4/8/10	$134,358

Total Currency Options Purchased (identified cost $495,185)					$134,358

Short-Term Investments — 21.3%

Foreign Government Securities — 8.9%

	Principal
	Amount
Security	(000’s omitted)		U.S. $ Value
Iceland — 1.1%

Iceland Treasury Bill, 0.00%, 10/15/09	ISK	179,578	$1,194,185
Iceland Treasury Bill, 0.00%, 11/16/09	ISK	699,536	4,602,074
Iceland Treasury Note, 7.00%, 3/17/10	ISK	743,684	4,997,167

Total Iceland (identified cost $10,390,098)			$10,793,426

Lebanon — 1.9%

Lebanon Treasury Bill, 0.00%, 9/24/09	LBP	2,240,000	$1,478,485
Lebanon Treasury Bill, 0.00%, 10/1/09	LBP	2,214,560	1,461,994
Lebanon Treasury Bill, 0.00%, 10/8/09	LBP	2,233,000	1,472,788
Lebanon Treasury Bill, 0.00%, 10/22/09	LBP	2,240,000	1,474,637
Lebanon Treasury Bill, 0.00%, 12/17/09	LBP	2,212,500	1,433,435
Lebanon Treasury Bill, 0.00%, 12/24/09	LBP	3,344,330	2,163,409
Lebanon Treasury Bill, 0.00%, 12/31/09	LBP	3,304,230	2,134,126
Lebanon Treasury Bill, 0.00%, 1/7/10	LBP	3,342,000	2,155,140
Lebanon Treasury Bill, 0.00%, 1/21/10	LBP	2,223,000	1,428,964
Lebanon Treasury Note, 9.32%, 10/8/09	LBP	2,212,000	1,478,818
Lebanon Treasury Note, 9.32%, 10/22/09	LBP	2,212,270	1,480,154

Total Lebanon (identified cost $18,227,512)			$18,161,950

South Korea — 1.4%

Korea Monetary Stabilization Bond, 0.00%, 9/22/09	KRW	5,480,000	$4,450,213
Korea Monetary Stabilization Bond, 5.42%, 8/24/09	KRW	7,776,000	6,343,056
Korea Monetary Stabilization Bond, 5.48%, 10/24/09	KRW	3,488,900	2,861,455

Total South Korea (identified cost $13,144,518)			$13,654,724

	Principal
	Amount
Security	(000’s omitted)		U.S. $ Value
Sri Lanka — 2.5%

Sri Lanka Government Bond, 15.50%, 1/15/10	LKR	457,900	$4,054,725
Sri Lanka Treasury Bill, 0.00%, 10/30/09	LKR	746,850	6,334,520
Sri Lanka Treasury Bill, 0.00%, 11/6/09	LKR	555,200	4,694,812
Sri Lanka Treasury Bill, 0.00%, 1/8/10	LKR	787,200	6,523,787
Sri Lanka Treasury Bill, 0.00%, 1/15/10	LKR	358,000	2,971,631

Total Sri Lanka (identified cost $24,587,352)			$24,579,475

Egypt — 2.0%

Egypt Treasury Bill, 0.00%, 10/27/09	EGP	13,100	$2,306,726
Egypt Treasury Bill, 0.00%, 11/3/09	EGP	54,975	9,662,045
Egypt Treasury Bill, 0.00%, 11/17/09	EGP	39,500	6,916,167

Total Egypt (identified cost $18,806,944)			$18,884,938

Total Foreign Government Securities (identified cost $85,156,424)			$86,074,513

Other Securities — 7.6%

	Interest
Description	(000’s omitted)	U.S. $ Value
Cash Management Portfolio, 0.00% (18)	$73,795	$73,795,457

		$73,795,457

Total Other Securities (identified cost $73,795,457)		$73,795,457

Repurchase Agreements — 4.8%

	Principal
	Amount
Description	(000’s omitted)	U.S. $ Value
Barclays Bank PLC Open Repurchase Agreement, dated 6/29/09, and an interest rate of 1.00%, collateralized by Peru Government Bond with an interest rate of 8.375%, a maturity date of 5/3/16 and a market value of $8,214,451. (19)	$8,050	$8,050,162
Barclays Bank PLC Open Repurchase Agreement, dated 7/2/09, and an interest rate of 1.15%, collateralized by Lebanon Government Bond with an interest rate of 7.125%, a maturity date of 3/5/10 and a market value of $5,243,750. (19)	5,139	5,138,875
Barclays Bank PLC Open Repurchase Agreement, dated 7/9/09, and an interest rate of 1.00%, collateralized by Colombia Government Bond with an interest rate of 10.75%, a maturity date of 1/15/13 and a market value of $7,608,916. (19)	7,457	7,456,738
Barclays Bank PLC Open Repurchase Agreement, dated 7/9/09, and an interest rate of 1.15%, collateralized by Jamaica Government Bond with an interest rate of 11.75%, a maturity date of 5/15/11 and a market value of $10,688,125. (19)	10,474	10,474,363

	Principal
	Amount
Description	(000’s omitted)	U.S. $ Value
Barclays Bank PLC Open Repurchase Agreement, dated 7/9/09, and an interest rate of 1.00% collateralized by Panama Government Bond with an interest rate of 9.625%, a maturity date of 2/8/11 and a market value of $4,541,764. (19)	$4,451	$4,450,929
Barclays Bank PLC Open Repurchase Agreement, dated 7/21/09, and an interest rate of 0.90%, collateralized by Turkey Government Bond with an interest rate of 11.50%, a maturity date of 1/23/12 and a market value of $4,710,000. (19)	4,616	4,615,800
Barclays Bank PLC Open Repurchase Agreement, dated 7/21/09, and an interest rate of 0.90%, collateralized by Turkey Government Bond with an interest rate of 11.00%, a maturity date of 1/14/13 and a market value of $6,013,750. (19)	5,893	5,893,475

Total Repurchase Agreements (identified cost $46,080,342)		$46,080,342

Total Short-Term Investments (identified cost $205,032,223)		$205,950,312

Total Investments — 106.1% (identified cost $994,807,876)		$1,027,063,784

Securities Sold Short — (2.1)%

	Principal
Security	Amount	U.S. $ Value
U.S. Treasury Obligations — (2.1)%
United States Treasury Bond, 5.00%, 5/15/37	$(18,100,000)	$(20,181,518)

Total U.S. Treasury Obligations (proceeds $19,480,125)		$(20,181,518)

Total Short Sales (proceeds $19,480,125)		$(20,181,518)

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
Japanese Yen Call Option	JPY	4,078,000	76.3	4/8/10	$(440,015)

Total Currency Options Written (premiums received $522,711)					$(440,015)

Other Assets, Less Liabilities — (3.9)%					$(38,161,376)

Net Assets — 100.0%					$968,280,875

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GHS	-	Ghanaian Cedi

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lanka Rupee

PLN	-	Polish Zloty

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)		Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 11,559,105.

(2)		Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,000,000 and the current face is CRC 2,209,591,430.

(3)		Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000 and the current face is CRC 258,883,552.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $10,044,000 or 1.0% of the Portfolio’s net assets.

(7)		Defaulted security.

(8)		Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Polish Consumer Price Index. The original face is PLN 26,078,000 and the current face is PLN 29,926,330.

(9)		Bond pays a 9.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 12,606,038 and the current face is TRY 12,606,038.

(10)		Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 16,735,000 and current face is TRY 20,307,086.

(11)		Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 24,647,000 and the current face is TRY 35,205,170.

(12)		Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Uruguayan inflation rate. The original face is UYU 135,030,000 and the current face is UYU 166,207,187.

(13)		Bond pays a 3.80% coupon on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fomento) Rate. The original face is $3,000,000 and the current face is $3,505,838.

(14)		Floating-rate security.

(15)		Weighted average fixed-rate coupon that changes/updates monthly.

(16)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2009.

(17)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial contracts.

(18)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $255,607.

(19)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/7/09	Euro 11,930,847	United States Dollar 16,965,664	$(39,479)
8/17/09	Euro 5,468,045	United States Dollar 7,635,523	(158,307)
8/27/09	Euro 5,340,000	United States Dollar 7,593,080	(18,415)
8/31/09	Japanese Yen 790,500,000	United States Dollar 8,356,590	504
7/20/10	Kazakh Tenge 724,740,200	United States Dollar 4,446,259	(65,052)
7/21/10	Kazakh Tenge 719,872,000	United States Dollar 4,443,654	(36,414)
7/23/10	Kazakh Tenge 722,665,700	United States Dollar 4,454,026	(41,543)
8/20/09	Philippine Peso 280,700,000	United States Dollar 5,814,845	(16,143)
8/24/09	Philippine Peso 574,800,000	United States Dollar 11,803,593	(133,062)
8/13/09	South African Rand 89,185,094	United States Dollar 10,986,769	(485,511)
8/20/09	South African Rand 125,771,407	United States Dollar 15,462,430	(693,539)
10/30/09	Sri Lanka Rupee 746,850,000	United States Dollar 6,403,584	(30,849)
11/6/09	Sri Lanka Rupee 555,200,000	United States Dollar 4,750,578	(28,017)
1/8/10	Sri Lanka Rupee 787,200,000	United States Dollar 6,674,849	(37,268)
1/15/10	Sri Lanka Rupee 851,387,250	United States Dollar 7,234,300	(17,586)

			$(1,800,681)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/21/09	Australian Dollar 5,695,900	United States Dollar 4,542,252	$216,064
9/2/09	Brazilian Real 10,916,009	United States Dollar 5,713,692	103,355
8/24/09	British Pound Sterling 5,570,000	Euro 6,468,613	83,849
6/15/11	China Renminbi 17,371,851	United States Dollar 114,800,000	(205,042)
8/24/09	Colombian Peso 13,574,303,631	United States Dollar 6,810,990	(167,939)
8/10/09	Indian Rupee 434,383,100	United States Dollar 8,958,200	96,682
8/10/09	Indonesian Rupiah 44,665,000,000	United States Dollar 4,329,682	168,377
9/4/09	Indonesian Rupiah 44,390,000,000	United States Dollar 4,455,933	5,374
9/28/09	Indonesian Rupiah 48,730,000,000	United States Dollar 4,801,931	80,361
8/13/09	New Turkish Lira 7,529,156	United States Dollar 4,803,596	303,994
8/20/09	Norwegian Krone 70,861,300	United States Dollar 11,116,370	439,625
8/27/09	Norwegian Krone 47,010,000	United States Dollar 7,488,411	176,544
9/3/09	Polish Zloty 59,224,000	Euro 14,133,932	170,856
8/31/09	Serbian Dinar 313,210,000	Euro 3,325,653	17,579
9/21/09	Serbian Dinar 303,800,000	Euro 3,197,895	30,099
7/20/10	Ukraine Hryvna 44,684,900	United States Dollar 4,446,259	(167,299)
7/21/10	Ukraine Hryvna 43,991,900	United States Dollar 4,443,626	(232,561)
7/23/10	Ukraine Hryvna 44,107,800	United States Dollar 4,455,333	(236,247)

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/26/09	Zambian Kwacha 9,769,300,000	United States Dollar 1,847,447	$86,019
12/11/09	Zambian Kwacha 11,856,500,000	United States Dollar 2,226,573	19,320
12/21/09	Zambian Kwacha 11,950,000,000	United States Dollar 2,212,963	41,359
1/27/10	Zambian Kwacha 11,959,337,900	United States Dollar 2,199,216	23,147
5/26/10	Zambian Kwacha 13,174,300,000	United States Dollar 2,226,893	89,116
5/27/10	Zambian Kwacha 12,099,250,000	United States Dollar 2,041,723	84,185

			$1,226,817

At July 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $2,790,644 and a payable of $561,730.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
8/09	135 MSCI Taiwan Index	Long	$3,443,114	$3,456,000	$12,886
9/09	53 Euro-Bobl	Short	(8,644,293)	(8,774,072)	(129,779)
9/09	43 Euro-Bund	Short	(7,261,203)	(7,479,572)	(218,369)
9/09	307 U.S. 30 Year Treasury Bond	Short	(36,200,941)	(36,533,000)	(332,059)
9/09	172 U.S. 10 Year Treasury Note	Short	(20,170,085)	(20,172,375)	(2,290)
9/09	86 U.S. 5 Year Treasury Note	Short	(9,943,449)	(9,922,922)	20,527

					$(649,084)

•	MSCI Taiwan Index: Free-float weighted index of stocks listed on Taiwan Stock Exchange.

•	Euro Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5.5 years.

Interest Rate Swaps

		Portfolio				Net Unrealized
	Notional	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	Amount	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
JPMorgan Chase Bank	BRL 10,533,705	Pay	Brazil Interbank Deposit Rate	12.73%	1/02/12	$443,981
JPMorgan Chase Bank	BRL 12,290,767	Pay	Brazil Interbank Deposit Rate	10.35%	1/02/12	(330,940)

						$113,041

BRL - Brazilian Real

Credit Default Swap — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$8,400	5.25%	11/20/09	0.53%	$211,381
Colombia	Credit Suisse First Boston	8,800	4.90	11/20/09	0.84	197,263
Iceland	Barclays Bank PLC	5,000	1.70	3/20/18	4.93	(940,448)
Iceland	Barclays Bank PLC	3,900	1.88	3/20/18	4.93	(691,405)
Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	4.93	(940,448)
Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	4.93	(1,221,582)
Iceland	JPMorgan Chase Bank	4,000	1.90	3/20/18	4.93	(704,330)
Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	4.77	(994,426)
Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	4.77	(860,726)
Kazakhstan	Barclays Bank PLC	7,600	9.75	11/20/09	2.19	326,373
Kazakhstan	Citigroup Global Markets	7,600	8.00	10/20/09	2.19	271,674
Peru	Citigroup Global Markets	7,400	2.00	9/20/11	1.05	203,424
Peru	Citigroup Global Markets	3,800	2.90	10/20/13	1.37	260,966

						$(4,882,284)

Credit Default Swap — Buy Protection

		Notional	Contract		Net Unrealized
		Amount*	Annual	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%	12/20/13	$49,679
Austria	Barclays Bank PLC	3,700	1.42	3/20/14	(139,926)
Brazil	Barclays Bank PLC	9,000	1.65	9/20/19	(77,612)
Greece	Credit Suisse First Boston	20,000	0.20	6/20/20	1,523,265
Greece	Goldman Sachs, Inc.	35,000	0.29	6/20/15	1,415,216
Greece	JPMorgan Chase Bank	20,000	0.13	9/20/17	1,308,334
Italy	Credit Suisse First Boston	18,200	0.20	12/20/16	470,423
Kazakhstan	Barclays Bank PLC	7,500	2.43	9/20/13	408,140
Lebanon	Citigroup Global Markets	4,600	3.30	9/20/14	(40,130)
Malaysia	Barclays Bank PLC	7,400	2.40	3/20/14	(546,666)
Malaysia	Citigroup Global Markets	7,300	2.45	3/20/14	(555,579)
Philippines	Citigroup Global Markets	5,000	1.88	6/20/11	(45,758)
Philippines	Credit Suisse First Boston	5,000	1.88	6/20/11	(45,758)
Philippines	JPMorgan Chase Bank	5,000	1.88	6/20/11	(45,758)
Serbia	HSBC Bank USA	7,000	1.30	5/20/11	379,161
Thailand	Barclays Bank PLC	3,700	0.95	9/20/19	(38,184)
Thailand	Barclays Bank PLC	7,500	0.97	9/20/19	(89,720)
Turkey	Barclays Bank PLC	4,170	2.12	1/20/13	(37,733)
Turkey	Citigroup Global Markets	9,400	2.93	9/20/19	(636,787)

		Notional	Contract		Net Unrealized
		Amount*	Annual	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	(Depreciation)
Turkey	Credit Suisse First Boston	$4,120	2.11%	1/20/13	$(35,913)
Turkey	Credit Suisse First Boston	5,000	2.87	7/20/11	(138,043)
Turkey	JPMorgan Chase Bank	12,610	2.12	1/20/13	(114,105)
Turkey	JPMorgan Chase Bank	10,000	3.16	4/20/10	(269,912)
Turkey	Morgan Stanley	5,000	4.05	4/06/14	(490,432)

					$2,206,202

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $78,100,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$2,037,008	8/25/10	1-Month USD LIBOR-BBA+ 50 bp	Total Return on JPMorgan Abu Dhabi Index	$220,850

					$220,850

Cross-Currency Swaps

	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency	Floating		Termination	Net Unrealized
Counterparty	Received)	Delivered)	Rate	Fixed Rate	Date	Depreciation
Citigroup Global Markets	TRY 4,000,080	USD 2,475,297	3 Month USD-LIBOR-BBA	11.95%	2/15/12	$(475,572)
Citigroup Global Markets	TRY 8,441,367	USD 5,091,295	3 Month USD-LIBOR-BBA	12.10%	2/15/12	(1,149,694)
Citigroup Global Markets	TRY 12,366,779	USD 7,361,178	3 Month USD-LIBOR-BBA	12.46%	8/14/13	(1,882,322)
Credit Suisse First Boston	TRY 6,789,837	USD 3,922,494	3 Month USD-LIBOR-BBA	12.45%	2/15/12	(1,103,596)
JPMorgan Chase Bank	TRY 13,608,984	USD 9,251,833	3 Month USD-LIBOR-BBA	11.20%	5/21/14	0

						$(4,611,184)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2009 was as follows:

	Principal
	Amount
	of Contracts		Premiums
	(000’s Omitted)		Received
Outstanding, beginning of period		—	$—
Options written	JPY	4,078,000	522,711

Outstanding, end of period	JPY	4,078,000	$522,711

JPY - Japanese Yen

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) by risk exposure was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit default swaps	$7,025,299	$(9,701,381)

		$7,025,299	$(9,701,381)

Equity	Futures contracts	$12,886	$—
Equity	Total return swaps	220,850	—

		$233,736	$—

Foreign Exchange	Currency options purchased	$134,358	$—
Foreign Exchange	Currency options written	—	(440,015)
Foreign Exchange	Forward foreign currency exchange contracts	5,027,053	(3,372,003)

		$5,161,411	$(3,812,018)

Interest Rate	Futures contracts	$20,527	$(682,497)
Interest Rate	Interest rate swaps	443,981	(330,940)
Interest Rate	Cross-currency swaps	—	(4,611,184)

		$464,508	$(5,624,621)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,002,044,845

Gross unrealized appreciation	$41,049,304
Gross unrealized depreciation	(16,030,365)

Net unrealized appreciation	$25,018,939

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Government Bonds	$—	$111,377,146	$2,434,748	$113,811,894
Foreign Corporate Bonds & Notes	—	8,716,223	—	8,716,223
U.S. Corporate Bonds & Notes	—	1,590,147	—	1,590,147
Collateralized Mortgage Obligations	—	88,652,108	—	88,652,108
Commercial Mortgage-Backed Securities	—	31,960,598	—	31,960,598
Mortgage Pass-Throughs	—	569,547,682	—	569,547,682
U.S. Treasury Obligations	—	2,042,345	—	2,042,345
Foreign Common Stocks	68,287	3,870,339	—	3,938,626
Investment Companies	719,491	—	—	719,491
Currency Options Purchased	—	134,358	—	134,358
Short-Term Investments	73,795,457	132,154,855	—	205,950,312

Total Investments	$74,583,235	$950,045,801	$2,434,748	$1,027,063,784

Credit Default Swaps	$—	$7,025,299	$—	$7,025,299
Forward Foreign Currency Exchange Contracts	—	5,027,053	—	5,027,053
Futures Contracts	33,413	—	—	33,413
Interest Rate Swaps	—	443,981	—	443,981
Total Return Swaps	—	220,850	—	220,850

Total	$74,616,648	$962,762,984	$2,434,748	$1,039,814,380

Liability Description
Credit Default Swaps	$—	$(9,701,381)	$—	$(9,701,381)
Forward Foreign Currency Exchange Contracts	—	(3,372,003)	—	(3,372,003)
Futures Contracts	(682,497)	—	—	(682,497)
Interest Rate Swaps	—	(330,940)	—	(330,940)
Cross-Currency Swaps	—	(4,611,184)	—	(4,611,184)
Securities Sold Short	—	(20,181,518)	—	(20,181,518)
Currency Options Written	—	(440,015)	—	(440,015)

Total	$(682,497)	$(38,637,041)	$—	$(39,319,538)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Foreign	Investments in
	Government	Short-Term
	Bonds	Investments	Total
Balance as of October 31, 2008	$5,728,739	$5,083,165	$10,811,904
Realized gains (losses)	—	(783,393)	(783,393)
Change in net unrealized appreciation (depreciation)	(1,072,428)	227,260	(845,168)
Net purchases (sales)	—	(4,527,032)	(4,527,032)
Accrued discount (premium)	(4,607)	—	(4,607)
Net transfers to (from) Level 3	(2,216,956)	—	(2,216,956)

Balance as of July 31, 2009	$2,434,748	$—	$2,434,748

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(573,600)	$—	$(573,600)

Securities Sold Short

The Portfolio may seek to hedge investments or increase total return through short sales of securities. A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio may borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date or the Portfolio may sell a security to a forward date without borrowing the security. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as interest expense.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009